Pioneer High Income Fund, Inc.
Schedule of Investments | June 30, 2025

Ticker Symbol: PHT

Schedule of Investments  |  6/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 145.3%
	Senior Secured Floating Rate Loan Interests — 2.7% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
1,364,937	First Brands Group LLC, First Lien 2021 Term Loan, 9.541% (Term SOFR + 500 bps), 3/30/27	$ 1,293,278
	Total Auto Parts & Equipment	$1,293,278

	Casino Hotels — 0.5%
1,480,671	Century Casinos, Inc., Term B Facility Loan, 10.411% (Term SOFR + 600 bps), 4/2/29	$ 1,317,797
	Total Casino Hotels	$1,317,797

	Computer Services — 0.2%
358,783	Amentum Holdings, Inc., Initial Term Loan, 6.577% (Term SOFR + 225 bps), 9/29/31	$ 358,671
	Total Computer Services	$358,671

	Cruise Lines — 0.4%
833,700	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	$ 832,658
	Total Cruise Lines	$832,658

	Electric-Generation — 0.3%
669,937(b)	Alpha Generation LLC, Initial Term B Loan, 9/30/31	$ 670,775
	Total Electric-Generation	$670,775

	Medical-Drugs — 0.8%
1,655,000	1261229 B.C. Ltd., Term Loan B, 10.561% (Term SOFR + 625 bps), 10/8/30	$ 1,607,419
387,075	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.327% (Term SOFR + 400 bps), 4/23/31	387,256
	Total Medical-Drugs	$1,994,675

	Total Senior Secured Floating Rate Loan Interests (Cost $6,652,380)	$6,467,854

1Pioneer High Income Fund, Inc. | 6/30/25

Shares		Value
	Common Stocks — 0.4% of Net Assets
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 1,273
	Total Chemicals	$1,273

	Communications Equipment — 0.0%†
2,630(c)	Digicel International Finance Ltd.	$ 20,382
	Total Communications Equipment	$20,382

	Oil, Gas & Consumable Fuels — 0.0%†
21(c)	Amplify Energy Corp.	$ 67
8,027(c)	Petroquest Energy, Inc.	1,044
	Total Oil, Gas & Consumable Fuels	$1,111

	Passenger Airlines — 0.4%
57,203(c)	Grupo Aeromexico SAB de CV	$ 978,051
	Total Passenger Airlines	$978,051

	Professional Services — 0.0%
251,944(c)+	Atento S.A.	$ —
	Total Professional Services	$—

	Total Common Stocks (Cost $1,221,121)	$1,000,817

Principal Amount USD ($)
	Asset Backed Securities — 0.4% of Net Assets
989,365	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	$ 1,008,751
	Total Asset Backed Securities (Cost $989,365)	$1,008,751

	Collateralized Mortgage Obligations—2.3% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.305% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 741,180
430,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.105% (SOFR30A + 780 bps), 11/25/41 (144A)	459,934
Pioneer High Income Fund, Inc. | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.555% (SOFR30A + 625 bps), 9/25/41 (144A)	$ 469,133
610,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.805% (SOFR30A + 850 bps), 2/25/42 (144A)	666,047
1,370,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.57% (SOFR30A + 826 bps), 7/25/49 (144A)	1,568,006
120,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.505% (SOFR30A + 620 bps), 11/25/41 (144A)	125,893
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.92% (SOFR30A + 1,061 bps), 2/25/47 (144A)	1,682,741
	Total Collateralized Mortgage Obligations (Cost $5,224,675)	$5,712,934

	Commercial Mortgage-Backed Securities—1.8% of Net Assets
621,036(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	$ 589,615
1,487,510(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.326% (SOFR30A + 701 bps), 8/25/29	1,434,573
222,712(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.676% (SOFR30A + 636 bps), 1/25/27 (144A)	207,961
279,610(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.426% (SOFR30A + 911 bps), 7/25/30 (144A)	264,415
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,978,400
	Total Commercial Mortgage-Backed Securities (Cost $4,626,144)	$4,474,964

3Pioneer High Income Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 1.7% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 5,258
	Total Banks	$5,258

	Chemicals — 1.7%
4,000,000(e)	Hercules LLC, 6.50%, 6/30/29	$ 4,162,390
	Total Chemicals	$4,162,390

	Entertainment — 0.0%†
50,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 54,375
	Total Entertainment	$54,375

	Total Convertible Corporate Bonds (Cost $3,470,560)	$4,222,023

	Corporate Bonds — 121.9% of Net Assets
	Advertising — 2.2%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,933,036
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,431,317
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,922,615
	Total Advertising	$5,286,968

	Aerospace & Defense — 2.6%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,162,944
246,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	246,515
2,510,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	2,541,390
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	785,148
592,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	618,664
	Total Aerospace & Defense	$6,354,661

	Airlines — 4.5%
2,835,217(f)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 2,151,930
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	359,943
1,180,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,158,996
2,545,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	2,430,857
Pioneer High Income Fund, Inc. | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
2,035,000(g)	Latam Airlines Group S.A., 7.625%, 1/7/31 (144A)	$ 2,042,631
330,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	369,729
552,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	552,724
1,790,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	1,863,821
	Total Airlines	$10,930,631

	Auto Manufacturers — 0.4%
1,035,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 1,053,318
	Total Auto Manufacturers	$1,053,318

	Auto Parts & Equipment — 0.5%
1,285,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 1,350,210
	Total Auto Parts & Equipment	$1,350,210

	Banks — 2.9%
315,000(d)(h)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	$ 316,352
140,000	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	14,000
1,175,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	1,302,921
675,000(d)(h)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	676,246
1,975,000	KeyBank N.A., 4.90%, 8/8/32	1,905,812
410,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	420,764
1,240,000(d)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,295,065
495,000(d)(h)	UBS Group AG, 7.125% (5 Year USD SOFR Swap Rate + 318 bps) (144A)	492,965
545,000(d)(h)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	630,244
	Total Banks	$7,054,369

5Pioneer High Income Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Biotechnology — 0.7%
EUR1,525,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 1,833,679
	Total Biotechnology	$1,833,679

	Building Materials — 3.5%
1,991,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,112,038
2,211,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	1,603,374
1,140,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,201,820
3,550,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	3,551,704
	Total Building Materials	$8,468,936

	Chemicals — 6.0%
1,715,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 1,820,575
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,374,230
980,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	887,955
EUR1,355,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	1,675,928
2,320,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	2,443,030
2,500,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	2,483,790
EUR1,005,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	1,244,438
2,000,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,725,818
	Total Chemicals	$14,655,764

	Coal — 1.2%
2,795,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,970,744
	Total Coal	$2,970,744

	Commercial Services — 7.4%
1,645,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 1,599,879
1,165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	1,216,726
1,652,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	1,594,981
1,330,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	1,393,301
Pioneer High Income Fund, Inc. | 6/30/256

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
735,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	$ 781,077
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	2,065,330
1,315,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	1,350,780
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	319,029
345,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	360,303
525,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	550,096
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	891,475
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,161,507
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,080,418
690,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	708,301
	Total Commercial Services	$18,073,203

	Distribution/Wholesale — 0.9%
705,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 704,431
1,325,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,419,906
	Total Distribution/Wholesale	$2,124,337

	Diversified Financial Services — 12.6%
3,500,000(d)(h)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 3,393,452
1,725,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	1,759,463
1,500,000	Credito Real S.A.B de CV SOFOM ENR, 9.50%, 2/7/26	187,500
180,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	181,940
1,095,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,128,707
1,140,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,184,095
GBP820,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	813,134
350,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	353,586
1,805,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	1,909,183
3,045,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	3,121,463
7Pioneer High Income Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
2,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	$ 2,803,360
3,255,000(g)	LFS Topco LLC, 8.75%, 7/15/30 (144A)	3,201,939
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	845,910
2,320,000	OneMain Finance Corp., 9.00%, 1/15/29	2,432,887
2,135,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	2,211,299
2,405,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	2,528,898
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,020,159
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,855,538
	Total Diversified Financial Services	$30,932,513

	Electric — 1.5%
1,095,000(d)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 1,068,182
360,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	371,104
1,145,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	1,205,056
1,045,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	1,119,891
3,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	3,002
	Total Electric	$3,767,235

	Electrical Components & Equipments — 1.3%
2,600,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,629,606
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	526,456
	Total Electrical Components & Equipments	$3,156,062

	Entertainment — 4.2%
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$ 399,672
EUR895,000(f)	LHMC Finco 2 S.a.r.l., 8.625%, 5/15/30 (144A)	1,097,153
1,910,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	1,915,564
1,910,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,967,788
Pioneer High Income Fund, Inc. | 6/30/258

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
1,695,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	$ 1,749,593
3,010,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	3,131,684
	Total Entertainment	$10,261,454

	Food — 0.5%
1(f)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 1
1,215,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,282,029
	Total Food	$1,282,030

	Forest Products & Paper — 0.6%
EUR1,400,000	Fedrigoni S.p.A., 6.125%, 6/15/31 (144A)	$ 1,577,347
	Total Forest Products & Paper	$1,577,347

	Gas — 0.6%
740,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	$ 792,409
555,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	600,744
	Total Gas	$1,393,153

	Healthcare-Products — 1.0%
1,172,000(d)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 1,178,466
1,149,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	1,195,469
	Total Healthcare-Products	$2,373,935

	Healthcare-Services — 3.6%
1,014,000	Auna S.A., 10.00%, 12/18/29 (144A)	$ 1,063,128
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	571,289
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	254,895
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	358,839
3,200,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	3,176,000
3,395,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	3,501,732
	Total Healthcare-Services	$8,925,883

9Pioneer High Income Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Home Builders — 1.4%
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 1,165,912
2,285,000	LGI Homes, Inc., 8.75%, 12/15/28 (144A)	2,375,347
	Total Home Builders	$3,541,259

	Household Products/Wares — 0.7%
2,050,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 1,644,385
	Total Household Products/Wares	$1,644,385

	Insurance — 4.9%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,820,714
3,075,000(d)	Liberty Mutual Group, Inc., 10.75% (3 Month Term SOFR + 738 bps), 6/15/58 (144A)	3,683,837
2,677,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	2,974,305
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,471,179
	Total Insurance	$11,950,035

	Internet — 2.7%
3,005,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 3,072,480
3,400,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	3,491,803
	Total Internet	$6,564,283

	Iron & Steel — 2.6%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,919,537
1,721,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	1,622,320
750,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	704,218
2,235,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,125,077
	Total Iron & Steel	$6,371,152

	Leisure Time — 2.6%
EUR731,000	Carnival Plc, 1.00%, 10/28/29	$ 775,964
1,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	827,833
203,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	203,254
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,589,094
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,017,285
Pioneer High Income Fund, Inc. | 6/30/2510

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — (continued)
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 365,856
625,000	SP Cruises Intermediate, Ltd., 11.50%, 3/14/30 (144A)	585,026
	Total Leisure Time	$6,364,312

	Lodging — 3.4%
375,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 377,925
2,095,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	2,173,586
1,715,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	1,741,631
1,715,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	1,732,181
1,505,000	MGM Resorts International, 6.50%, 4/15/32	1,529,554
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	732,968
	Total Lodging	$8,287,845

	Media — 4.7%
2,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 2,371,317
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	1,023,123
1,925,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	895,125
835,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	794,215
1,545,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	1,659,755
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	1,056,527
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,594,253
	Total Media	$11,394,315

	Metal Fabricate/Hardware — 0.5%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,157,315
	Total Metal Fabricate/Hardware	$1,157,315

	Mining — 3.9%
2,340,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 2,281,628
333,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	333,459
2,840,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	2,946,492
415,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	440,459
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	702,862
11Pioneer High Income Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Mining — (continued)
755,000	Novelis, Inc., 6.875%, 1/30/30 (144A)	$ 780,618
2,010,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	2,104,225
	Total Mining	$9,589,743

	Miscellaneous Manufacturing — 1.8%
2,590,000(g)	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 2,594,592
1,670,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	1,739,365
	Total Miscellaneous Manufacturing	$4,333,957

	Oil & Gas — 12.8%
685,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 692,727
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,106,878
1,890,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	1,804,740
2,140,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	2,141,297
672,134	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	613,855
514,587	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	455,410
180,000	Cenovus Energy, Inc., 6.75%, 11/15/39	192,598
1,225,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,254,291
830,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	842,648
1,225,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,238,609
885,000	Expand Energy Corp., 4.75%, 2/1/32	860,561
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	800,435
915,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	876,416
560,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	547,597
1,330,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,182,037
975,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	957,865
2,150,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	2,233,320
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	1,008,969
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	989,372
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,473,729
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	642,922
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	571,979
Pioneer High Income Fund, Inc. | 6/30/2512

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,562,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	$ 1,251,446
257,857	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	261,922
1,030,000	Transocean, Inc., 6.80%, 3/15/38	724,149
1,741,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,609,628
665,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	593,611
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,800,062
2,174,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	2,159,590
342,000	YPF S.A., 6.95%, 7/21/27 (144A)	339,257
	Total Oil & Gas	$31,227,920

	Oil & Gas Services — 2.6%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 386,275
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,585,637
1,301,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,341,539
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	704,414
1,290,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	1,322,162
	Total Oil & Gas Services	$6,340,027

	Packaging & Containers — 0.6%
1,355,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	$ 1,388,620
	Total Packaging & Containers	$1,388,620

	Pharmaceuticals — 2.1%
1,590,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 1,603,944
1,005,000(d)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	1,036,567
2,750,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	2,583,209
579,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
1,300,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$5,223,720

	Pipelines — 8.1%
1,633,077	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,631,223
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	830,212
13Pioneer High Income Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	$ 1,064,373
1,524,000(a)	Energy Transfer LP, 7.555% (3 Month Term SOFR + 328 bps), 11/1/66	1,518,377
1,965,000(d)(h)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,001,675
1,845,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,918,331
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,540,809
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,191,699
270,000	ONEOK, Inc., 5.45%, 6/1/47	239,603
717,000	ONEOK, Inc., 5.60%, 4/1/44	654,028
540,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	557,143
2,270,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	2,322,292
1,355,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,407,351
505,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	550,136
860,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	860,000
1,585,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	1,585,000
	Total Pipelines	$19,872,252

	Real Estate — 1.5%
4,000,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 3,605,000
	Total Real Estate	$3,605,000

	REITS — 1.3%
EUR490,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 634,564
365,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	383,915
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	215,464
1,810,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,918,677
	Total REITS	$3,152,620

Pioneer High Income Fund, Inc. | 6/30/2514

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 1.0%
1,210,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 1,289,711
1,125,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,196,081
	Total Retail	$2,485,792

	Telecommunications — 1.7%
270,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 223,088
1,035,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	1,040,308
375,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	401,109
41,000	Sprint LLC, 7.625%, 3/1/26	41,393
2,405,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	2,518,723
	Total Telecommunications	$4,224,621

	Transportation — 2.1%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,345,765
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,392,799
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	779,510
690,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	684,220
	Total Transportation	$5,202,294

	Unknown SOI_Bloomberg Group — 0.2%
EUR356,294	Garfunkelux Holdco 3 S.A., 9.50%, 11/1/28 (144A)	$ 358,333
EUR60,449	Garfunkelux Holdco 4 S.A., 10.50%, 5/1/30 (144A)	14,740
	Total Unknown SOI_Bloomberg Group	$373,073

	Total Corporate Bonds (Cost $294,159,156)	$298,120,972

Shares
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
752(h)	Wells Fargo & Co., 7.50%	$ 882,946
	Total Banks	$882,946

	Total Convertible Preferred Stock (Cost $950,539)	$882,946

15Pioneer High Income Fund, Inc. | 6/30/25

Shares		Value
	Preferred Stock — 0.0%† of Net Assets
	Internet — 0.0%†
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 64,527
	Total Internet	$64,527

	Total Preferred Stock (Cost $235,604)	$64,527

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP21,700(c)	Avation Plc, 1/1/59	$ 11,915
	Total Trading Companies & Distributors	$11,915

	Total Right/Warrant (Cost $—)	$11,915

Principal Amount USD ($)
	Insurance-Linked Securities — 4.1% of Net Assets#
	Event Linked Bonds — 1.4%
	Flood – U.S. — 0.2%
250,000(a)	FloodSmart Re, 18.294%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 256,750
250,000(a)	FloodSmart Re, 21.444%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	243,525
		$500,275

	Multiperil – U.S. — 0.5%
250,000(a)	Merna Re II, 11.544%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	$ 257,975
250,000(a)	Merna Re II, 12.794%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	251,475
250,000(a)	Mystic Re, 16.294%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	259,750
250,000(a)	Residential Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	251,650
250,000(a)	Residential Re, 16.314%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	232,800
		$1,253,650

Pioneer High Income Fund, Inc. | 6/30/2516

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.3%
250,000(a)	Atlas Re, 16.887%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 274,375
250,000(a)	Easton Re, 11.794%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	253,425
		$527,800

	Windstorm – Florida — 0.2%
250,000(a)	Marlon Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 255,825
250,000(a)	Merna Re II, 13.044%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	256,525
		$512,350

	Windstorm – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 18.093%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 256,550
	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 12.744%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 250,650
	Total Event Linked Bonds	$3,301,275

Face Amount USD ($)
Collateralized Reinsurance — 0.1%
Multiperil – Worldwide — 0.1%
250,000(c)(i)+	Epsom Re 2025 , 12/31/30	$ 233,800
Windstorm – North Carolina — 0.0%
250,000(i)+	Mangrove Risk Solutions, 4/30/30	$ —
Windstorm – U.S. Regional — 0.0%†
250,000(c)(i)+	Oakmont Re 2024, 4/1/30	$ 6,415
	Total Collateralized Reinsurance	$240,215

Reinsurance Sidecars — 2.6%
Multiperil – U.S. — 0.0%†
500,000(c)(j)+	Harambee Re 2018, 12/31/25	$ 500
600,000(j)+	Harambee Re 2019, 12/31/25	—
$500

Multiperil – Worldwide — 2.6%
40,466(j)+	Alturas Re 2022-2, 12/31/27	$ 1,975
17Pioneer High Income Fund, Inc. | 6/30/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,000,000(c)(i)+	Bantry Re 2025 , 12/31/30	$ 928,858
1,000,000(c)(i)+	Berwick Re 2025, 12/31/30	945,360
750,000(c)(i)+	Gleneagles Re 2022, 12/31/27	112,500
1,000,000(c)(i)+	Gullane Re 2025, 12/31/30	775,107
499,318(c)(j)+	Lorenz Re 2019, 6/30/26	3,595
500,000(c)(i)+	Pangaea Re 2024-3, 7/1/28	543,143
645(i)+	Sector Re V, 12/1/28 (144A)	13,535
1,290(i)+	Sector Re V, 12/1/28 (144A)	27,070
1,500,000(c)(i)+	Sector Re V, 12/1/29 (144A)	1,606,500
1,500,000(j)+	Thopas Re 2022, 12/31/27	—
1,596,147(j)+	Thopas Re 2023 , 12/31/28	15,802
1,596,147(c)(j)+	Thopas Re 2024, 12/31/29	12,130
1,000,000(c)(i)+	Thopas Re 2025, 12/31/30	963,500
500,000(c)(i)+	Torricelli Re 2024, 6/30/30	511,375
		$6,460,450

	Total Reinsurance Sidecars	$6,460,950

	Total Insurance-Linked Securities (Cost $9,870,890)	$10,002,440

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
382,800(k)#	Russian Government International Bond, 7.500%, 3/31/30	$ 254,903
	Total Russia	$254,903

	Total Foreign Government Bond (Cost $329,019)	$254,903

Pioneer High Income Fund, Inc. | 6/30/2518

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 9.5% of Net Assets
	Open-End Fund — 9.5%
23,227,044(l)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 23,227,044
		$23,227,044

	TOTAL SHORT TERM INVESTMENTS (Cost $23,227,044)	$23,227,044

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 145.3% (Cost $350,956,497)	$355,452,090
	OTHER ASSETS AND LIABILITIES — (45.3)%	$(110,815,065)
	net assets — 100.0%	$244,637,025

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $266,052,151, or 108.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Security is in default.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
19Pioneer High Income Fund, Inc. | 6/30/25

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$1,975
Atlas Re	5/24/2024	250,000	274,375
Bantry Re 2025	1/21/2025	909,055	928,858
Berwick Re 2025	1/17/2025	910,239	945,360
Bonanza Re	1/6/2023	250,000	250,650
Easton Re	5/16/2024	247,738	253,425
Epsom Re 2025	4/16/2025	205,750	233,800
FloodSmart Re	2/23/2023	250,000	243,525
FloodSmart Re	2/29/2024	250,000	256,750
Gleneagles Re 2022	1/18/2022	313,226	112,500
Gullane Re 2025	1/22/2025	732,856	775,107
Harambee Re 2018	12/19/2017	8,683	500
Harambee Re 2019	12/20/2018	—	—
International Bank for Reconstruction & Development	5/10/2024	244,200	256,550
Lorenz Re 2019	6/26/2019	70,024	3,595
Mangrove Risk Solutions	7/9/2024	—	—
Marlon Re	5/24/2024	250,000	255,825
Merna Re II	5/8/2024	250,000	257,975
Merna Re II	5/8/2024	250,000	256,525
Merna Re II	5/8/2024	250,000	251,475
Mystic Re	5/21/2024	249,461	259,750
Oakmont Re 2024	5/23/2024	—	6,415
Pangaea Re 2024-3	7/26/2024	500,000	543,143
Residential Re	10/28/2021	250,000	232,800
Residential Re	11/4/2024	250,000	251,650
Sector Re V	12/4/2023	—	13,535
Sector Re V	12/29/2023	—	27,070
Sector Re V	12/31/2024	1,500,000	1,606,500
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	15,802
Thopas Re 2024	2/2/2024	—	12,130
Pioneer High Income Fund, Inc. | 6/30/2520

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2025	1/10/2025	$1,000,000	$963,500
Torricelli Re 2024	7/17/2024	479,658	511,375
Total Restricted Securities			$10,002,440
% of Net assets			4.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,000,000	USD	5,835,852	State Street Bank and Trust Co.	8/28/25	$76,994
USD	9,297,415	EUR	8,137,500	State Street Bank and Trust Co.	7/24/25	(304,247)
USD	5,007,543	EUR	4,420,000	State Street Bank and Trust Co.	8/28/25	(219,413)
USD	824,552	GBP	605,000	State Street Bank and Trust Co.	8/28/25	(6,200)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(452,866)
SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	$(36,221)	$113,780	$77,559
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(13,745)	39,571	25,827
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(18,099)	52,090	33,991
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(68,065)	$205,441	$137,377
TOTAL SWAP CONTRACTS						$(68,065)	$205,441	$137,377

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
21Pioneer High Income Fund, Inc. | 6/30/25

EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,467,854	$—	$6,467,854
Common Stocks
Chemicals	1,273	—	—	1,273
Oil, Gas & Consumable Fuels	67	1,044	—	1,111
Professional Services	—	—	—*	—*
All Other Common Stocks	—	998,433	—	998,433
Asset Backed Securities	—	1,008,751	—	1,008,751
Collateralized Mortgage Obligations	—	5,712,934	—	5,712,934
Commercial Mortgage-Backed Securities	—	4,474,964	—	4,474,964
Convertible Corporate Bonds	—	4,222,023	—	4,222,023
Corporate Bonds	—	298,120,972	—*	298,120,972
Convertible Preferred Stock	882,946	—	—	882,946
Preferred Stock	—	64,527	—	64,527
Right/Warrant	11,915	—	—	11,915
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	233,800	233,800
Windstorm – North Carolina	—	—	—*	—*
Windstorm – U.S. Regional	—	—	6,415	6,415
Reinsurance Sidecars
Multiperil – U.S.	—	—	500	500
Multiperil – Worldwide	—	—	6,460,450	6,460,450
All Other Insurance-Linked Securities	—	3,301,275	—	3,301,275
Foreign Government Bond	—	254,903	—	254,903
Open-End Fund	23,227,044	—	—	23,227,044
Total Investments in Securities	$24,123,245	$324,627,680	$6,701,165	$355,452,090
Pioneer High Income Fund, Inc. | 6/30/2522

Schedule of Investments  |  6/30/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(452,866)	$—	$(452,866)
OTC swap contracts, at value	—	137,377	—	137,377
Total Other Financial Instruments	$—	$(315,489)	$—	$(315,489)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 3/31/25	$0*	$0**	$7,429,295	$7,429,295
Realized gain (loss)	—	—	(51,900)	(51,900)
Changed in unrealized appreciation (depreciation)	0**	0**	370,581	370,581
Return of capital	—	—	(169,325)	(169,325)
Purchases	—	—	205,750	205,750
Sales	—	—	(1,083,236)	(1,083,236)
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—
Balance as of 6/30/25	$0**	$0**	$6,701,165	$6,701,165
*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2025, there were no transfers in or out of Level 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2025:	$370,581
23Pioneer High Income Fund, Inc. | 6/30/25